Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Subsequent Events

Note 16- Subsequent Events

Board of directors decided to raise equity by way of a second private placement (PPM) for its expansion in the United States.

No subsequent events were identified as of April 21, 2016 other than those disclosed above.

Note 18- Subsequent Events

On April28, 2015, the Company issued 3,460,000 shares of restricted common stock at $0.10 per share to Global Equity Partners PLC for services received as per the consultancy agreement.

Board of directors decided to raise equity by way of a second private placement (PPM) for its expansion in the United States.

No subsequent events were identified as of 7th March 2016 other than those disclosed above.

Duo Software (Pvt.) Limited [Member]
Subsequent Events

Note 16- Subsequent Events

Ordinary shares totaling 1,944,500 of Duo Software (Pvt.) Ltd., held by NiranjanCanagasooryam were transferred to Mr. MuhunthanCanagasooryam during June 2014.

The board decided to incorporate a separate entity in the US (Duo World Inc.) for the purposes of expanding business operations to the continent and also to list its shares on the NASDAQ.Duo WorldInc did not have any material operations as on November 12, 2014 (date of reverse acquisition) and a 100% voting control and management control was transferred to the owners of Duo Software Sri Lanka and Duo Software Singapore.In the recapitalization, Duo World issued 28,000,000 shares of common stock at a price of $0.005 per share amounting to $140,000 and 5,000,000 series “A” shares of preferred stock at a price of $0.005 per share amounting to $25,000 in exchange for all of Duo Software Sri Lanka’s 5,000,000 issued and outstanding shares of common stock. The Company also issued 2,000,000 shares of common stock at a price of $0.005 per share amounting to $10,000 in exchange for all of Duo Software Singapore’s 10,000 issued and outstanding shares of common stock.

Duo Software (Pvt) Ltd., signed an agreement during September 2014, with the state run telecommunication organization (Sri Lanka Telecom), the largest fixed line and broadband operator in Sri Lanka to jointly provide hosted solutions using the platform (DuoWorld) developed by the company on a joint revenue share basis.

The management approved the prototype of the new application, “DuoDigin” (a reporting and monitoring tool) and commenced development of this tool after the balance sheet date.

No subsequent events were identified as of 7th March 2016 other than those disclosed above.